Leases - Schedule of Supplemental Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Supplemental Cash Flow Abstract
Operating cash flows from operating leases	$ 941	$ 809
Operating Leases
Operating lease right-of-use assets	2,991	3,070
Current lease liabilities	806	624
Non-current lease liabilities	2,275	2,535
Total lease liabilities	$ 3,081	$ 3,159
Weighted Average Remaining Lease Term
Operating leases	4 years 3 months	5 years 1 month 20 days
Weighted Average Discount Rate
Operating leases	7.77%	7.46%